Accruals and Other Liabilities - Schedule of Other Long-Term Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Employee related liabilities	$ 7,008	$ 9,594
Liabilities for asset retirement obligation	2,414	2,300
Environmental protection liabilities	1,353	1,450
Liabilities from build-to-suit lease agreement	28,657	0
Other non-current liabilities	4,729	4,324
Total	$ 44,161	$ 17,668